SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Accounting Policies [Abstract]
Basis of Presentation and Principles of Consolidation

Basis of Presentation and Principles of Consolidation

The accompanying consolidated financial statements include the accounts of FDCTech, Inc. and its subsidiaries, including subsidiaries in which the Company holds a controlling but less-than-wholly-owned interest. We have eliminated all intercompany balances and transactions. The Company has prepared the consolidated financial statements consistent with the Company’s accounting policies in its financial statements. The Company has measured and presented the Company’s consolidated financial statements in US Dollars, which is the currency of the primary economic environment in which the Company operates (also known as its functional currency).

Basis of Presentation and Principles of Consolidation

The accompanying consolidated financial statements include the accounts of FDCTech, Inc. and its wholly owned subsidiary. We have eliminated all intercompany balances and transactions. The Company has prepared the consolidated financial statements consistent with the Company’s accounting policies in its financial statements. The Company has measured and presented the Company’s consolidated financial statements in US Dollars, which is the currency of the primary economic environment in which the Company operates (also known as its functional currency).

Consolidated Financial Statement Preparation and Use of Estimates

Consolidated Financial Statement Preparation and Use of Estimates

The Company prepared the consolidated financial statements according to accounting principles generally accepted in the United States of America (“GAAP”). The preparation of the consolidated financial statements in conformity with GAAP requires management to make certain estimates, judgments, and assumptions that affect the reported amounts of assets and liabilities and the related disclosures at the date of the consolidated financial statements, as well as the reported amounts of revenue and expenses during the periods presented. Estimates include revenue recognition, the allowance for doubtful accounts, website and internal-use software development costs, recoverability of intangible assets with finite lives, and other long-lived assets. Actual results could materially differ from these estimates.

Consolidated Financial Statement Preparation and Use of Estimates

The Company prepared the consolidated financial statements according to accounting principles generally accepted in the United States of America (“GAAP”). The preparation of the consolidated financial statements in conformity with GAAP requires management to make certain estimates, judgments, and assumptions that affect the reported amounts of assets and liabilities and the related disclosures at the date of the consolidated financial statements, as well as the reported amounts of revenue and expenses during the periods presented. Estimates include revenue recognition, the allowance for doubtful accounts, website and internal-use software development costs, recoverability of intangible assets with finite lives, and other long-lived assets. Actual results could materially differ from these estimates.

Defined Terms

Defined Terms

In these consolidated financial statements and the related notes, the terms “Restricted cash — client funds (segregated),” “client funds,” and “client money” are used interchangeably to refer to amounts held by the Company’s regulated brokerage subsidiaries on behalf of clients in segregated accounts pursuant to applicable regulatory requirements, presented on the consolidated balance sheets as a separately captioned restricted cash line item with an equal and offsetting client funds payable liability.

Defined Terms

In these consolidated financial statements and the related notes, the terms “Restricted cash — client funds (segregated),” “client funds,” and “client money” are used interchangeably to refer to amounts held by the Company’s regulated brokerage subsidiaries on behalf of clients in segregated accounts pursuant to applicable regulatory requirements, presented on the consolidated balance sheets as a separately captioned restricted cash line item with an equal and offsetting client funds payable liability.

Restatement of Previously Issued Financial Statements

Restatement of Previously Issued Financial Statements

Subsequent to the issuance of its unaudited condensed consolidated financial statements for the three months ended March 31, 2026 (originally filed on Form 10-Q on May 15, 2026, and restated by Amendment No. 1 on Form 10-Q/A filed June 8, 2026), management of the Company identified errors in those financial statements. As previously disclosed in a Current Report on Form 8-K filed under Item 4.02 on June 8, 2026, the Board of Directors, after consultation with management and LAO Professionals (“LAO”), the Company’s independent registered public accounting firm, concluded that the Company’s previously issued unaudited condensed consolidated financial statements as of and for the three months ended March 31, 2026 should no longer be relied upon. The Company has restated the accompanying condensed consolidated financial statements in accordance with ASC Topic 250, “Accounting Changes and Error Corrections.” The restatement reflects the following adjustments:

(a) General and administrative expense — consolidated general and administrative expense was reduced from $4,324,900 as originally filed to $4,321,313 as restated, a decrease of $3,587, arising from an update to the parent company operating lease. The correction increases operating income, income before provision for income taxes, and net income by $3,587.

(b) Sign and footing error within total other income (expense) — the net interest and recharge line was reported as expense of $(132,492) as originally filed. This line is properly net income of $132,448, as it is dominated by income items, principally AML recharge income and bank and note interest income across APL, AML, and ADS, which exceed gross interest expense. As originally filed, the components of other income (expense) did not foot to the reported total; correcting the sign causes the restated components to foot to the total, which is unchanged at $14,611. There is no effect on net income.

(c) Net income attributable to noncontrolling interest (ASC 810-10) — net income attributable to the noncontrolling interest of $6,241, reflecting the noncontrolling holders’ share of subsidiary results (principally the 49% noncontrolling interest in AD Advisory Services Pty Ltd.), was $0 as originally filed. Combined with the $3,587 increase in consolidated net income described in (a), net income attributable to FDCTech, Inc. changes from $6,869,920 as originally filed to $6,867,266 as restated, a decrease of $2,654.

(d) Balance sheet corrections and reclassifications — the principal adjustments are: cash and cash equivalents $(4,429,781), reflecting the elimination of an intercompany cash position; related party receivable +$4,865,084, reflecting a one-sided intercompany residual reclassified to related party receivable; right of use (lease) +$98,124 and operating lease liabilities (current, $(42,356); non-current, $(143,803)), reflecting the parent operating lease update; trade receivable of $88,986 presented separately; and related adjustments to acquired intangible assets, related party advances, accrued expenses, accrued interest, additional paid-in capital, accumulated other comprehensive income (loss), and accumulated surplus (deficit), as set forth in the reconciliation below. Total assets and total liabilities and stockholders’ equity each increased by $611,895, and the balance sheet remains in balance.

(e) Intercompany rebate revenue (presentation) — rebate income of $804,664 (€687,311) earned by Alchemy Markets Ltd. from Alchemy International Ltd. continues to be presented as external revenue, consistent with prior filings. This presentation has no effect on total revenue, operating income, net income, or the balance sheet as restated.

NOTE 2 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

The following tables reconcile the amounts as originally filed (Form 10-Q, filed May 15, 2026) to the amounts as restated. The share and per-share amounts in the reconciliation tables below are presented on a pre-reverse-stock-split basis, consistent with the amounts as previously reported, and have not been retroactively adjusted for the reverse stock split described in Note 1:

Consolidated Balance Sheet — March 31, 2026

	As Originally Filed	Adjustment	As Restated
Cash and cash equivalents (including restricted cash)	36,891,541	(4,429,781)	32,461,760
Accounts receivable, net	358,932	-	358,932
Prepaid – current	345,612	-	345,612
Related party receivable	30,154,645	4,865,084	35,019,729
Prepaid – non-current	189,796	-	189,796
Fixed assets, net	187,657	-	187,657
Capitalized software, net	1,578,353	-	1,578,353
Investment through subsidiary	34,510	-	34,510
Accrued income	275,715	-	275,715
Acquired intangible assets	1,250,397	(10,518)	1,239,879
Tax receivable	187,508	-	187,508
Other trade and tax receivable	-	88,986	88,986
Fair value of trading positions for the firm, profit	72,386	-	72,386
Right of use (lease)	668,214	98,124	766,338
Total assets	72,195,266	611,895	72,807,161
Accounts payable	502,087	-	502,087
Line of credit	266,926	-	266,926
Accrued expenses, related party	997,259	5,287	1,002,546
Business acquisition loan	2,350,000	-	2,350,000
Related party advances	3,296,890	524,289	3,821,179
Client funds payable	28,339,255	-	28,339,255
Operating lease liability, current	186,158	(42,356)	143,802
Other current liabilities	1,642,601	-	1,642,601
Deferred tax liabilities	372,339	-	372,339
SBA loan – non-current	103,552	-	103,552
Operating lease liability – non-current	482,056	(143,803)	338,253
Accrued interest – non-current	43,650	(5,287)	38,363
Total liabilities	38,582,773	338,130	38,920,903
Series A Preferred stock	450	-	450
Series B Preferred stock	237	-	237
Common stock*	423	-	423
Additional paid-in capital, Common and Series A Preferred	28,241,475	(195,777)	28,045,698
Subscription receivable	(8,000,000)	-	(8,000,000)
Additional paid-in capital, Series B Preferred stock	3,344,063	-	3,344,063
Accumulated other comprehensive income (loss)	(2,427)	188,472	186,045
Accumulated surplus (deficit)	9,984,473	284,278	10,268,751
Total FDCTech, Inc. stockholders’ equity (deficit)	33,568,694	276,973	33,845,667
Noncontrolling interest	43,799	(3,208)	40,591
Total liabilities and stockholders’ equity (deficit)	72,195,266	611,895	72,807,161

NOTE 2 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

Consolidated Statement of Operations — Three Months Ended March 31, 2026

	As Originally Filed	Adjustment	As Restated
Total revenue	15,214,492	-	15,214,492
Total cost of sales	3,583,338	-	3,583,338
Gross profit	11,631,154	-	11,631,154
Total operating expenses	4,775,845	(3,587)	4,772,258
Operating income (loss)	6,855,309	3,587	6,858,896
Total other income (expense)	14,611	-	14,611
Income (loss) before provision for income taxes	6,869,920	3,587	6,873,507
Provision for income taxes	-	-	-
Net income (loss)	6,869,920	3,587	6,873,507
Net income (loss) attributable to noncontrolling interest	-	6,241	6,241
Net income (loss) attributable to FDCTech, Inc.	6,869,920	(2,654)	6,867,266

In the reconciliation above, cash and cash equivalents is presented inclusive of restricted cash; as restated at March 31, 2026, the $32,461,760 comprises cash and cash equivalents of $4,122,505 and restricted cash (client funds, segregated) of $28,339,255, presented as separate line items on the consolidated balance sheet, with a corresponding client funds payable of $28,339,255.

*	$42,308 (before reverse split) to $423 (after reverse split).

Cash and Cash Equivalents

Cash and Cash Equivalents

Cash and cash equivalents include cash on hand, bank deposits, and other short-term, highly liquid investments with three months or less of original maturities. The Company maintains its cash balances at multiple financial institutions, both domestic and foreign. For US financial institutions, the balances do not exceed Federal Deposit Insurance Corporation (FDIC) limits as of June 30, 2026. However, as of December 31, 2025, the majority of the cash balance was held with non-FDIC financial institutions in Malta, the UK, and other countries. As of June 30, 2026, and December 31, 2025, the Company had $25,884,495 and $17,669,749 in total cash, cash equivalents, and restricted cash (client funds segregated) held at financial institutions.

Cash and Cash Equivalents

Cash and cash equivalents include cash on hand, bank deposits, and other short-term, highly liquid investments with three months or less of original maturities. The Company maintains its cash balances at multiple financial institutions, both domestic and foreign. For US financial institutions, the balances do not exceed Federal Deposit Insurance Corporation (FDIC) limits as of December 31, 2024. However, at December 31, 2025, the majority of the cash balance was held with non-FDIC financial institutions in Malta, the UK, and other countries. On December 31, 2025, and 2024, the Company had $11,855,861 and $13,850,168 cash and cash equivalents held at the financial institution.

Restricted Cash — Client Funds Segregated

Restricted Cash — Client Funds Segregated

The Company’s regulated brokerage subsidiaries — Alchemy Markets Ltd. (Malta, MFSA-licensed), Alchemy Prime Limited (United Kingdom, FCA-licensed), and Alchemy International Ltd. (Seychelles, FSA-licensed) — hold cash on behalf of clients in segregated bank accounts in accordance with the client-money rules of their respective regulators. These segregated client funds are not available for general corporate use and are matched by a corresponding liability presented as “Client funds payable” on the consolidated balance sheets. In accordance with ASC 230-10-50-8 and SEC Staff Accounting Bulletin Topic 11.M, these balances are classified as restricted cash and presented as a separate line item on the consolidated balance sheets under the caption “Restricted cash (client funds, segregated).”

The following table reconciles the components of cash, cash equivalents, and restricted cash reported on the consolidated balance sheets to the total amounts shown in the consolidated statements of cash flows:

	June 30, 2026	December 31, 2025
Cash and cash equivalents	$18,184,787	$11,855,861
Restricted cash (client funds, segregated)	7,699,708	5,813,888
Total cash, cash equivalents, and restricted cash	$25,884,495	$17,669,749

NOTE 2 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

Accounts Receivable

Accounts Receivable

Accounts receivable are recorded at the invoiced amount and do not bear interest. The Company’s accounts receivable arise principally from brokerage commissions, rebates, and technology service fees earned from counterparties and customers in the ordinary course of business. Receivables are generally short-term in nature and are typically settled within thirty days of the invoice date.

The Company evaluates the collectability of its accounts receivable on an ongoing basis and maintains an allowance for doubtful accounts at a level management believes to be sufficient to absorb estimated losses inherent in the receivable portfolio as of the balance sheet date. The allowance is determined based on a review of specific accounts considered to be at risk, taking into consideration the age of the receivable, the financial condition and payment history of the counterparty, current economic conditions, and other relevant factors. Account balances are charged against the allowance after all reasonable means of collection have been exhausted and the potential for recovery is considered remote. Recoveries of receivables previously written off are recorded as a reduction to bad debt expense in the period the amounts are received.

As of June 30, 2026 and December 31, 2025, accounts receivable were $177,775 and $188,415, respectively, in each case net of an allowance for doubtful accounts of $22,382 and $22,382. No provision for doubtful accounts was recorded during the three and six months ended June 30, 2026 or June 30, 2025, and management believes the allowance is adequate to cover expected credit losses as of June 30, 2026.

Accounts Receivable

In some cases, the customer receivables are due immediately on demand; however, in most cases, the Company offers net 30 terms or n/30, where the payment is due in full 30 days after the invoice’s date. The Company has based the allowance for doubtful accounts on its assessment of the collectability of customer accounts. The Company regularly reviews the allowance by considering historical experience, credit quality, the accounts receivable balances’ age, and economic conditions that may affect a customer’s ability to pay and expected default frequency rates. Trade receivables are written off at the point when they are considered uncollectible.

Sales, Marketing, and Advertising

Sales, Marketing, and Advertising

The Company recognizes sales, marketing, and advertising expenses when incurred.

The Company incurred $214,085 and $293,937 in sales, marketing, and advertising costs (“sales and marketing”) for the three months ended June 30, 2026, and 2025, respectively, and $618,387 and $570,141 for the six months ended June 30, 2026, and 2025, respectively. Sales and marketing costs primarily consisted of travel costs for tradeshows and customer meetings, online marketing on industry websites, press releases, and public relations activities. Sales and marketing expense decreased for the three months ended June 30, 2026, reflecting a shift toward lower-cost digital channels, while the six-month increase is primarily attributable to expanded promotional and marketing activities supporting the Company’s broader brokerage and technology client base.

Sales, marketing, and advertising expenses represented approximately 1.23% and 5.42% of revenues for the three months ended June 30, 2026, and 2025, respectively, and approximately 1.89% and 5.00% of revenues for the six months ended June 30, 2026, and 2025, respectively.

Sales, Marketing, and Advertising

The Company recognizes sales, marketing, and advertising expenses when incurred.

The Company incurred $1,336,685 and $1,466,616 in sales, marketing, and advertising costs (“sales and marketing”) for the fiscal year ended December 31, 2025, and 2024, respectively. The sales and marketing costs are mainly due to expenses related to investment and brokerage business. The sales, marketing, and advertising expenses represented 3.82% and 5.44% of the sales for the fiscal year ended December 31, 2025, and 2024, respectively.

NOTE 2 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

Revenue Recognition

Revenue Recognition

On January 1, 2019, the Company adopted ASU 2014-09 Revenue from Contracts with Customers. The majority of the Company’s revenues come from two contracts – IT support and maintenance (‘IT Agreement’) and software development (‘Second Amendment’) that fall within the scope of ASC 606.

The Company recognizes revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration the Company expects to receive in exchange for those goods or services as per the contract with the customer. As a result, the Company accounts for revenue contracts with customers by applying the requirements of Accounting Standards Codification Topic 606, Revenue from Contracts with Customers (Topic 606), which includes the following steps:

●	Identify the contract or contracts and subsequent amendments with the customer.
●	Identify all the performance obligations in the contract and subsequent amendments.
●	Determine the transaction price for completing performance obligations.
●	Allocate the transaction price to the performance obligations in the contract.
●	Recognize the revenue when, or as, the Company satisfies a performance obligation.

NOTE 2 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

The Company adopted ASC 606 using the modified retrospective method applied to all contracts not completed as of January 1, 2019. The Company presents results for reporting periods beginning after January 1, 2019, under ASC 606, while prior period amounts are reported following legacy GAAP. In addition to the above guidelines, the Company also considers implementing guidance on warranties, customer options, licensing, and other topics. The Company considers revenue collectability, methods for measuring progress toward complete satisfaction of a performance obligation, warranties, customer options for additional goods or services, non-refundable upfront fees, licensing, customer acceptance, and other relevant categories.

The Company accounts for a contract when the Company and the customer (‘parties’) have approved of the contract and are committed to performing their respective obligations. Each party can identify its rights, obligations, and payment terms; the contract has commercial substance. The Company will collect all of the considerations. Revenue is recognized when performance obligations are satisfied by transferring control of the promised service to a customer. The Company fixes the transaction price for goods and services at contract inception. The Company’s standard payment terms are net 30 days and, in some cases, due upon receipt of the invoice.

The Company considers the change in scope, price, or both as contract modifications. The parties describe contract modification as a change order, a variation, or an amendment. A contract modification exists when the parties approve a modification that either creates new or changes existing enforceable rights and obligations. The Company assumes a contract modification by oral agreement or implied by the customer’s customary business practice when agreed in writing. If the parties to the contract have not approved a contract modification, the Company continues to apply the existing contract’s guidance until the contract modification is approved. The Company recognizes contract modification in various forms –partial termination, an extension of the contract term with a corresponding price increase, adding new goods or services to the contract, with or without a corresponding price change, and reducing the contract price without a change in goods/services promised.

At contract inception, the Company assesses the solutions or services, or bundles of solutions and services, obligated in the contract with a customer to identify each performance obligation within the contract and then evaluate whether the performance obligations are capable of being distinct and distinct within the context of the agreement. Solutions and services that are not capable of being distinct and distinct within the contract context are combined and treated as a single performance obligation in determining the allocation and recognition of revenue. For multi-element transactions, the Company allocates the transaction price to each performance obligation on a relative stand-alone selling price basis. The Company determines the stand-alone selling price for each item at the transaction’s inception, involving these multiple elements.

Since January 21, 2016 (‘Inception’), the Company has derived its revenues mainly from consulting services, technology solutions, and customized software development. The Company recognizes revenue when it has satisfied a performance obligation by transferring control over a product or delivering a service to a customer. We measure revenue based on the consideration outlined in an arrangement or contract with a customer.

NOTE 2 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

The Company’s standard performance obligations include the following:

Performance Obligation	Types of Deliverables	When Performance Obligation is Typically Satisfied
Consulting Services	Consulting related to Start-Your-Own-Brokerage (“SYOB”), Start-Your-Own-Prime Brokerage (“SYOPB”), Start-Your-Own-Crypto Exchange (“SYOC”), FX/OTC liquidity solutions and lead generations.	The Company recognizes the consulting revenues when the customer receives services over the contract length. If the customer pays the Company in advance for these services, the Company records such payment as deferred revenue until the Company completes the services.

Technology Services	Licensing of Condor Risk Management Back Office (“Condor Risk Management”), Condor FX Pro Trading Terminal, Condor Pricing Engine, Crypto Trading Platform (“Crypto Web Trader Platform”), and other cryptocurrency-related solutions.	The Company recognizes ratably over the contractual period that the services are delivered, beginning on the date such service is made available to the customer. Licensing agreements are typically one year in length with an option to cancel by giving notice; customers have the right to terminate their agreements if the Company materially breaches its obligations under the agreement. Licensing agreements do not provide customers with the right to take possession of the software. The Company charges the customers a set-up fee for installing the platform, and implementation activities are insignificant and not subject to a separate fee.

Software Development	Design and build development software projects for customers, where the Company develops the project to meet the design criteria and performance requirements as specified in the contract.	The Company recognizes the software development revenues when the Customer obtains control of the deliverables as stated in the Statement-of-Work contract.

The Company assumes that the goods or services promised in the existing contract will be transferred to the customer to determine the transaction price. The Company believes that the contract will not be canceled, renewed, or modified; therefore, the transaction price includes only those amounts to which the Company has rights under the present contract. For example, suppose the Company enters a contract with a customer with an original term of one year and expects the customer to renew it for a second year. In that case, the Company will determine the transaction price based on the initial one-year period. When choosing the transaction price, the company first identifies the fixed consideration, including non-refundable upfront payment amounts.

To allocate the transaction price, the Company gives the amount that best represents the consideration that the entity expects to receive for transferring each promised good or service to the customer. The Company allocates the transaction price to each performance obligation identified in the contract on a relatively standalone selling price basis to meet the allocation objective. In determining the standalone selling price, the Company uses the best evidence of the stand-alone selling price that the Company charges to similar customers in similar circumstances. The Company sometimes uses the adjusted market assessment approach to determine the standalone selling price. It evaluates the market in which it sells the goods or services and estimates the price that customers in that market would pay for those goods or services when sold separately.

The Company recognizes revenue when or as it transfers the promised goods or services into the contract. The Company considers the “transfers” of the promised goods or services when the customer obtains control of the goods or services. The Company believes a customer “obtains control” of an asset when it can directly use and substantially obtain all the remaining benefits from an asset. The Company recognizes deferred revenue related to services it will deliver within one year as a current liability. The Company presents deferred revenue related to services that the Company will provide more than one year into the future as a non-current liability.

According to the contract’s terms and conditions, the Company invoices the customer at the beginning of the month for the month’s services. The invoice amount is due upon receipt. The Company recognizes the revenue at the end of each month, equal to the invoice amount.

NOTE 2 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

Wealth Management

AD Advisory Services Pty (ADS), the Company’s wealth management revenue, primarily consists of advisory revenue, commission revenue from insurance products, fees to prepare the statement of advice, rebalancing portfolio, and other financial planning activities. ADS is authorized and regulated by the Australian Securities & Investments Commission (ASIC) to conduct licensing activities in Australia.

ASC 606 establishes a five-step model for revenue recognition aimed at enhancing comparability and transparency across entities, industries, and capital markets. The Company only recognizes revenue that reflects the transfer of promised goods or services to customers in exchange for the consideration to which the entity expects to be entitled.

For ADS, a contract is an agreement between ADS and a client that creates enforceable rights and obligations, encompassing advisory services, insurance product commissions, and other financial planning activities. Contracts may be written, oral, or implied by customary business practices and are identified when both parties approve the agreement; each party can identify rights regarding the goods or services to be transferred, establish payment terms, the contract has commercial substance, and collection of payment is probable.

A performance obligation is a promise in a contract to transfer a distinct good or service to the Customer. For ADS, performance obligations may include:

●	Providing ongoing financial advisory services,
●	Preparing statements of advice,
●	Executing portfolio rebalancing,
●	Facilitating the purchase of insurance products, and
●	Offering other specialized financial and estate planning services.

We evaluate these services to determine if they are distinct, considering whether the Customer can benefit from the service on its own or with other readily available resources, and if the promise to transfer the service is separately identifiable from other promises in the contract.

The transaction price is the amount of consideration ADS expects to receive in exchange for transferring the promised goods or services to the Customer. These services include fixed fees, commissions from insurance products, and variable consideration for performance-based fees. ADS estimates the amount of variable consideration to which it will be entitled in a manner that reflects the likelihood and magnitude of a revenue reversal.

If a contract includes more than one performance obligation, ADS allocates the transaction price to each performance obligation based on its standalone selling price. When standalone selling prices are not directly observable, ADS estimates them using methods that may include cost-plus margin, market assessment, or residual approach, considering the Customer’s perceived value of each service.

ADS recognizes revenue when (or as) a performance obligation is satisfied, i.e., when the control of the promised good or service is transferred to the Customer. For ongoing services, revenue is recognized over time, reflecting the continuous transfer of services. For services performed at a specific point in time, revenue is recognized upon completion of the service. The pattern of revenue recognition is determined based on when the Customer obtains control of the promised good or service, which, for advisory services, is typically throughout the contract, and for transaction-based services (like insurance commissions or fees for specific planning activities), is at the point in time when the transaction is executed, or the service is rendered. If we receive payments before services, we defer and recognize them as revenue when we are satisfied with our performance obligation. Advisory revenue includes fees charged to clients in advisory accounts for which we are the licensed investment advisor. We bill advisory fees weekly.

NOTE 2 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

Investment and Margin Brokerage Business

Alchemy Markets Ltd (Alchemy Malta) and Alchemy Prime Ltd (Alchemy UK) are providers of trading services and solutions specializing in over-the-counter (“OTC”) and exchange-traded markets for European markets. Malta Financial Services Authority (MFSA) regulates Alchemy Malta in authorized countries, including Austria, Belgium, Bulgaria, Cyprus, the Czech Republic, Denmark, Estonia, Finland, France, Germany, Greece, Hungary, Ireland, Italy, Latvia, Lithuania, Luxembourg, Liechtenstein, the Netherlands, Norway, Poland, Portugal, Romania, Slovakia, Slovenia, Spain, and Sweden. The Financial Conduct Authority (FCA) regulates Alchemy UK in authorized countries, including England, Scotland, Wales, and Northern Ireland.

The Company serves two client channels within its brokerage business: retail and institutional (“clients” or “customers”). Through its retail and institutional segment, the Company provides its customers (individuals) around the world with access to a diverse range of global financial markets, including spot forex, precious metals, spread bets, and contracts for difference (“CFDs”) on currencies, commodities, indices, individual equities, cryptocurrencies, bonds, and interest rate products, as well as OTC options. The FCA defines a retail customer as a client who is not a professional or an eligible counterparty. A professional client is an entity that must be authorized or regulated to operate in the financial markets. According to the MFSA, a retail client is a client who is not a professional client or an eligible counterparty. A professional client possesses the knowledge, experience, and expertise to assess risks and make informed investment decisions.

We recognize Investment and Brokerage revenue through the principal model following the guidance outlined in ASC 606, Revenues from Contracts with Customers. The Company primarily generates revenue through market-making and trading execution services for its clients, known as Investment and Brokerage Revenues. The Investment and Brokerage revenue is the Company’s largest source of revenue. Investment and Brokerage revenue comprises revenue from the retail OTC business and the advisory business. OTC trading includes forex trading (“forex”), precious metals trading, CFDs, and spread betting (in markets that do not prohibit such transactions), as well as other financial products.

We realize gains or losses when we liquidate customer transactions. We revalue unrealized gains or losses on trading positions at prevailing market rates at the date of the balance sheet. We include them in Receivables from brokers, Payables to customers, and Payables to brokers on the Consolidated Balance Sheets. We record changes in net unrealized gains or losses in Investment and Brokerage revenue on the Consolidated Statements of Operations and Comprehensive (Loss)/Income. We record Investment and Brokerage revenue on a trade date basis.

We also generate business through an agency model by earning commissions and spreads for executing customer trades. We book these revenues on a trade-date basis. The Company acts as an agent concerning clearing trades, but is the principal on fees paid to introducing brokers. The Company does not assume any market-making risk related to customer trades in this business.

Net interest revenue consists primarily of the revenue generated by the Company’s cash and customer cash held at banks, as well as funds on deposit as collateral with the Company’s liquidity providers, less interest paid to the Company’s customers.

We record interest revenue and interest expense when earned and incurred, respectively.

NOTE 2 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

Revenue Recognition

On January 1, 2019, the Company adopted ASU 2014-09 Revenue from Contracts with Customers. Most of the Company’s revenues come from two contracts – IT support and maintenance (‘IT Agreement’) and software development (‘Second Amendment’) that fall within the scope of ASC 606.

The Company recognizes revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration the Company expects to receive in exchange for those goods or services as per the contract with the customer. As a result, the Company accounts for revenue contracts with customers by applying the requirements of Accounting Standards Codification Topic 606, Revenue from Contracts with Customers (Topic 606), which includes the following steps:

●	Identify the contract or contracts and subsequent amendments with the customer.
●	Identify all the performance obligations in the contract and subsequent amendments.
●	Determine the transaction price for completing performance obligations.
●	Allocate the transaction price to the performance obligations in the contract.
●	Recognize the revenue when, or as, the Company satisfies a performance obligation.

The Company adopted ASC 606 using the modified retrospective method applied to all contracts not completed as of January 1, 2019. The Company presents results for reporting periods beginning after January 1, 2019, under ASC 606, while prior period amounts are reported following legacy GAAP. In addition to the above guidelines, the Company also considers implementing guidance on warranties, customer options, licensing, and other topics. The Company considers revenue collectability, methods for measuring progress toward the complete satisfaction of a performance obligation, warranties, customer options for additional goods or services, nonrefundable upfront fees, licensing, customer acceptance, and other relevant categories.

The Company accounts for a contract when it and the customer (parties) have approved the agreement and are committed to fulfilling their obligations. Each party can identify its rights, obligations, and payment terms; the contract has commercial substance. The Company will probably collect all of the consideration. Revenue is recognized when performance obligations are satisfied by transferring control of the promised service to a customer. The Company fixes the transaction price for goods and services at contract inception. The Company’s standard payment terms are generally net 30 days and, in some cases, due upon receipt of the invoice.

The Company considers the change in scope, price, or both as contract modifications. The parties describe contract modification as a change order, a variation, or an amendment. A contract modification exists when the parties approve a modification that either creates new or changes existing enforceable rights and obligations. The Company assumed a contract modification by oral agreement or implied by the customer’s customary business practice when agreed in writing. If the parties to the contract have not approved a contract modification, the Company continues to apply the existing contract’s guidance until the contract modification is approved. The Company recognizes contract modification in various forms –partial termination, an extension of the contract term with a corresponding price increase, adding new goods or services to the contract, with or without a corresponding price change, and reducing the contract price without a change in goods/services promised.

At contract inception, the Company assesses the solutions or services, or bundles of solutions and services, obligated in the contract with a customer to identify each performance obligation within the contract and then evaluate whether the performance obligations are capable of being distinct and distinct within the context of the agreement. Solutions and services incapable of being distinct and distinct within the contract context are combined and treated as a single performance obligation in determining the allocation and recognition of revenue. For multi-element transactions, the Company allocates the transaction price to each performance obligation on a relative stand-alone selling price basis. The Company determines the stand-alone selling price for each item at the transaction’s inception, involving these multiple elements.

Since January 21, 2016 (Inception), the Company has derived its revenues mainly from consulting services, technology solutions, and customized software development. The Company recognizes revenue when it has satisfied a performance obligation by transferring control over a product or delivering a service to a customer. We measure revenue based on the considerations outlined in an arrangement or contract with a customer.

NOTE 2 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

The Company’s typical performance obligations include the following:

Performance Obligation	Types of Deliverables	When Performance Obligation is Typically Satisfied
Consulting Services	Consulting related to Start-Your-Own-Brokerage (“SYOB”), Start-Your-Own-Prime Brokerage (“SYOPB”), FX/OTC liquidity solutions, and lead generations.	The Company recognizes the consulting revenues when the customer receives services over the contract length. If the customer pays the Company in advance for these services, the Company records such payment as deferred revenue until the Company completes the services.

Technology Services	Licensing of Condor Risk Management Back Office (“Condor Risk Management”), Condor FX Pro Trading Terminal, Condor Pricing Engine, Digital Assets Platform (“Digital Assets Web Trader Platform”), and other digital assets-related solutions.	The Company recognizes ratably over the contractual period that the services are delivered, beginning on the date such service is made available to the customer. Licensing agreements are typically one year in length with an option to cancel by giving notice; customers have the right to terminate their agreements if the Company materially breaches its obligations under the agreement. Licensing agreements do not provide customers with the right to take possession of the software. The Company charges the customers a set-up fee for installing the platform, and implementation activities are insignificant and not subject to a separate fee.

Software Development	Design and build development software projects for customers, where the Company develops the project to meet the design criteria and performance requirements as specified in the contract.	The Company recognizes the software development revenues when the Customer obtains control of the deliverables as stated in the Statement-of-Work contract.

The Company assumes that the goods or services promised in the existing contract will be transferred to the customer to determine the transaction price. The Company believes that the contract will not be canceled, renewed, or modified; therefore, the transaction price includes only those amounts to which the Company has rights under the present contract. For example, if the Company enters a contract with a customer with an original term of one year and expects the customer to renew it for a second year, the Company will determine the transaction price based on the initial one-year period. When choosing the transaction price, the company first identifies the fixed consideration, including non-refundable upfront payment amounts.

To allocate the transaction price, the Company gives the amount that best represents the consideration that the entity expects to receive for transferring each promised good or service to the customer. The Company allocates the transaction price to each performance obligation identified in the contract on a relatively standalone selling price basis to meet the allocation objective. In determining the standalone selling price, the Company uses the best evidence of the stand-alone selling price that the Company charges to similar customers in similar circumstances. The Company sometimes uses the adjusted market assessment approach to determine the standalone selling price. It evaluates the market in which it sells the goods or services and estimates the price that customers in that market would pay for those goods or services when sold separately.

The Company recognizes revenue when or as it transfers the promised goods or services into the contract. The Company considers the “transfers” of the promised goods or services when the customer obtains control of the goods or services. The Company believes a customer “obtains control” of an asset when it can directly use and substantially obtain all the remaining benefits from an asset. The Company recognizes deferred revenue related to services it will deliver within one year as a current liability. The Company presents deferred revenue related to services that the Company will provide more than one year into the future as a non-current liability.

According to the contract’s terms and conditions, the Company invoices the customer at the beginning of the month for the month’s services. The invoice amount is due upon receipt. The Company recognizes the revenue at the end of each month as equal to the invoice amount.

NOTE 2 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

Wealth Management

AD Advisory Services Pty (ADS), the Company’s wealth management revenue, primarily consists of advisory revenue, commission revenue from insurance products, fees to prepare the statement of advice, rebalancing portfolio, and other financial planning activities. ADS is authorized and regulated by the Australian Securities & Investments Commission (ASIC) to conduct licensing activities in Australia.

ASC 606 establishes a five-step model for revenue recognition aimed at enhancing comparability and transparency across entities, industries, and capital markets. The Company only recognizes revenue that reflects the transfer of promised goods or services to customers in exchange for the consideration to which the entity expects to be entitled.

For ADS, a contract is an agreement between ADS and a client that creates enforceable rights and obligations, encompassing advisory services, insurance product commissions, and other financial planning activities. Contracts may be written, oral, or implied by customary business practices and are identified when both parties approve the agreement; each party can identify rights regarding the goods or services to be transferred and establish payment terms, the contract has commercial substance, and collection of payment is probable.

A performance obligation is a promise in a contract to transfer a distinct good or service to the Customer. For ADS, performance obligations may include:

●	Providing ongoing financial advisory services,
●	Preparing statements of advice,
●	Executing portfolio rebalancing,
●	Facilitating the purchase of insurance products, and
●	Offering other specialized financial and estate planning services.

We evaluate these services to determine if they are distinct, considering whether the Customer can benefit from the service on its own or with other resources readily available to the Customer and if the promise to transfer the service is separately identifiable from other promises in the contract.

The transaction price is the amount of consideration ADS expects to be entitled to in exchange for transferring the promised goods or services to the Customer. These services include fixed fees, commissions from insurance products, and variable consideration for performance-based fees. ADS estimates the amount of variable consideration to which it will be entitled in a manner that reflects the likelihood and magnitude of a revenue reversal.

If a contract includes more than one performance obligation, ADS allocates the transaction price to each performance obligation based on its standalone selling price. When standalone selling prices are not directly observable, ADS estimates them using methods that may include cost-plus margin, market assessment, or residual approach, considering the Customer’s perceived value of each service.

ADS recognizes revenue when (or as) a performance obligation is satisfied, i.e., when the control of the promised good or service is transferred to the Customer. For ongoing services, revenue is recognized over time, reflecting the continuous transfer of services. For services that are performed at a specific point in time, revenue is recognized when the service is completed. The pattern of revenue recognition is determined based on when the Customer obtains control of the promised good or service, which, for advisory services, is typically throughout the contract, and for transaction-based services (like insurance commissions or fees for specific planning activities), is at the point in time when the transaction is executed, or the service is rendered. If we receive payments before services, we defer and recognize them as revenue when satisfied with our performance obligation. Advisory revenue includes fees charged to clients in advisory accounts for which we are the licensed investment advisor. We bill advisory fees weekly.

NOTE 2 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

Investment and Brokerage

Alchemy Markets Ltd (AML) and Alchemy Prime Ltd (APL) offer trading services and solutions, specializing in OTC and exchange-traded markets in Europe. Malta Financial Services Authority (MFSA) regulates AML with authorized countries, including Austria, Belgium, Bulgaria, Cyprus, the Czech Republic, Denmark, Estonia, Finland, France, Germany, Greece, Hungary, Ireland, Italy, Latvia, Lithuania, Luxembourg, Liechtenstein, the Netherlands, Norway, Poland, Portugal, Romania, Slovakia, Slovenia, Spain, and Sweden. The Financial Conduct Authority (FCA) regulates APL within the authorized countries of England, Scotland, Wales, and Northern Ireland.

The Company operates its brokerage business in two segments: retail and institutional (“clients” or “customers”). Through its retail and institutional segment, the Company provides its customers (individuals) around the world with access to a diverse range of global financial markets, including spot forex, precious metals, spread bets, and contracts for difference (“CFDs”) on currencies, commodities, indices, individual equities, cryptocurrencies, bonds, and interest rate products, as well as OTC options. The FCA defines a retail customer as a client who is not a professional or eligible counterparty. A professional client is an entity that must be authorized or regulated to operate in the financial markets. According to the MFSA, a retail client is a client who is not a professional client or an eligible counterparty. A professional client has the knowledge, experience, and expertise to assess the risks and make investment decisions.

We recognize Investment and Brokerage revenues through the principal model following the guidance outlined in ASC 606, Revenues from Contracts with Customers. The Company primarily generates revenue through market-making and trading execution services for its clients, known as Trading Revenues. The Trading revenue is the Company’s largest source of revenue. Trading revenue comprises trading revenue from the retail OTC business and advisory business. OTC trading includes forex trading (“forex”), precious metals trading, CFDs, and spread betting (in markets that do not prohibit such transactions), as well as other financial products.

We realize gains or losses when we liquidate customer transactions. We revalue unrealized gains or losses on trading positions at prevailing market rates at the date of the balance sheet. We include them in Receivables from brokers, Payables to customers, and Payables to brokers on the Consolidated Balance Sheets. We record changes in net unrealized gains or losses in Trading Revenue on the Consolidated Statements of Operations and Comprehensive (Loss)//Income. We record Trading Revenue on a trade date basis.

We also generate business through an agency model by earning commissions and spreads for executing customer trades. We book these revenues on a trade-date basis. The Company serves as an agent for clearing trades and as a principal for fees paid to introducing brokers. The Company does not assume any market-making risk concerning customer trades in this business.

Net interest revenue consists primarily of the revenue generated by the Company’s cash and customer cash held at banks, as well as funds on deposit as collateral with the Company’s liquidity providers, less interest paid to the Company’s customers.

We record interest revenue and interest expense when they are earned and incurred, respectively.

NOTE 2 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

Concentrations of Credit Risk

Concentrations of Credit Risk

Cash

Cash and cash equivalents include cash on hand, bank deposits, and other short-term, highly liquid investments with original maturities of three months or less at the date of acquisition. The Company maintains its cash balances at multiple financial institutions, both domestic and foreign. For balances held at U.S. financial institutions, such balances did not exceed Federal Deposit Insurance Corporation (“FDIC”) limits as of June 30, 2026. As of June 30, 2026, and December 31, 2025, the majority of the Company’s cash was held with non-FDIC financial institutions located in Malta, the United Kingdom, and other foreign jurisdictions. As of June 30, 2026, and December 31, 2025, the Company had $25,884,495 and $17,669,749 of total cash, cash equivalents, and restricted cash (client funds segregated) held at financial institutions.

Revenues

For the three months ended June 30, 2026, and 2025, the Company generated $17,472,536 and $5,419,791 in revenues, respectively, representing an increase of approximately 222.4% over the prior-year period. For the six months ended June 30, 2026, and 2025, the Company generated $32,687,028 and $11,396,739 in revenues, respectively, representing an increase of approximately 186.8% over the prior-year period. The Company’s revenues are derived from four operating segments: Margin Brokerage, Wealth Management, Technology and Software Development, and Payment Intermediary Services. The Payment Intermediary Services segment is in the start-up phase and did not generate revenues during the three and six months ended June 30, 2026, or 2025. The increase in revenues during the three and six months ended June 30, 2026, was primarily attributable to trading revenues generated by AIL.

Concentrations of Credit Risk

Cash

Cash and cash equivalents include cash on hand, bank deposits, and other short-term, highly liquid investments with three months or less of original maturities. The Company maintains its cash balances at multiple financial institutions, both domestic and foreign. For US financial institutions, the balances do not exceed Federal Deposit Insurance Corporation (FDIC) limits as of December 31, 2024. At December 31, 2024, most of the cash was held with non-FDIC financial institutions in Malta, the UK, and other countries. At December 31, 2025, the Company held total cash and cash equivalents of $17,669,749, comprising $11,855,861 of unrestricted cash at financial institutions and $5,813,888 of segregated client funds. At December 31, 2024, the comparable balances were $25,376,957 in total, consisting of $13,850,168 of unrestricted cash and $11,526,789 of segregated client funds. Of the year-end totals, $15,258,896 and $12,658,241 were held at various liquidity providers in 2025 and 2024, respectively.

Revenues

The revenues are comprised of three main business segments: Investment and Brokerage, Wealth Management, and Technology and Software Development. For the fiscal year ended December 31, 2025, and 2024, the Company generated $34,959,399 and $26,943,718 in revenues, an increase of over 29.8% from the previous year, mainly due to an increase in margin brokerage and technology business.

Accounts Receivable

At December 31, 2025, and 2024, the accounts receivable were $188,415 and $25,000. At December 31, 2025, and 2024, the Management determined that the allowance for doubtful accounts was $22,382 and $22,382, respectively.

Significant Acquisitions

The Company completed the Acquisition of 100.00% of the issued and outstanding shares of Alchemy Prime Limited (“APL”) on November 30, 2023 (“Acquisition Date”) from Alchemy Prime Holdings Ltd. (“Seller” or “APHL”), through an exchange for 966,379 Series B preferred convertible stocks valued at $1,362,594.

The Company completed the Acquisition of the remaining 49.90% of the issued and outstanding shares of Alchemy Markets Holdings Ltd (Alchemy BVI) and its subsidiary Alchemy Markets Ltd (AML) on November 30, 2023 (“Acquisition Date”), from Alchemy Prime Holdings Ltd., through an exchange for 833,621 Series B preferred convertible stocks valued at $1,175,406.

The Company estimated the total purchase price for the Acquisition(s) or Transaction(s) to be $2,538,000. The Seller is a UK entity, with Mr. Gope S. Kundnani (“Kundnani”) as the (sole) natural person holding one hundred percent (100%) shareholding in the APHL. Kundnani is also a controlling shareholder in the Company, a related party.

Further, the Company, Kundnani, and the current management are responsible for making strategic and operational decisions for both APL and AML (“Targets”).

NOTE 2 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

As there is no quoted market for Series B Preferred convertible stock, and the Acquisition of 100% of the equity of APL and 49.90% of AML are related party transactions, we valued the exchange of 1,800,000 shares of Series B Preferred convertible stock based on the audited net financial assets (book value) of the targets.

The net financial assets of 100% APL were $1,362,594, and 49.90% of AML was $1,175,406, with a total purchase price of $2,533,334 for 1,800,000 shares of Series B Preferred convertible stock or $1.41 per share.

Table 1. Closing Acquisition Consideration Breakdown

Series B Preferred convertible stock Issued for Purchase of APL and AML

	Net Financial Assets (Book Value)			Purchase %	Purchase Price ($)	Type of Shares	Price per Shares	# of Shares
	Local Currency	USD ($)
Shares of
APL	£1,118,035	1,362,594	(1)	100.00%	$1,362,594	Series B	$1.41	966,379
AML	€2,255,556	2,351,192	(2)	49.90%	$1,175,406	Series B	$1.41	833,621
Total					$2,538,000			1,800,000

(1)	As of June 30, 2022, £1 = $1.2165, Net Financial Assets based on June 30, 2022, audited financial statements

(2)	As of November 30, 2022, €1 EUR = $1.042, Net Financial Assets based on November 30, 2022, audited financial statements

Under ASC 805-50-15-6, based on the ownership of Kundnani and the management structure post-acquisition, we believe the following guidance in the transactions between entities under common control subsections applies to combinations between entities or businesses under common control:

a)	The Seller (APHL or Kundnani) transfers its controlling interest in APL and AML to the Company controlled by the Seller, directly or indirectly through its ownership as an individual or through APHL. This transaction is a legal organization change, but not the reporting entity. The reporting entity remains the Company.

The SEC staff’s conclusions expressed during the deliberations in EITF 02-5 that common control exists between (or among) separate entities in the following situations: An individual or enterprise holds more than 50% of the voting ownership interest of each entity. A group of shareholders has over 50% voting ownership in each entity and a written agreement to vote the majority of shares together. Kundnani meets these criteria.

We have accounted for the Acquisition under the acquisition method of accounting per ASC 805, with the Company treated as the accounting acquirer and Targets treated as the “acquired” Company for financial reporting purposes. We determine the Company an accounting acquirer based on the following facts: (i) after the Acquisition(s), shareholders of the Company held the majority of the voting interest of the combined Company; (ii) the Board of Directors of the Company possess majority control of the Board of Directors of the combined Company; and (iii) members of the management of the Company are responsible for the management of the combined Company. As such, we have treated the financial statements of the Company as the historical financial statements of the combined Company. The Company will present consolidated or combined financial statements in place of the financial statements of individual entities.

We have identified the Company as the legal acquirer, as it is the entity that issued securities. Comparatively, we have identified Targets as the legal acquiree, the entity whose equity interests are acquired.

We have recognized Target’s assets and liabilities as their carrying amounts in the combined financial statements of the controlling party, the Company, immediately before the Acquisition. This approach does not necessitate a fair value adjustment or a recognition of goodwill that would typically follow a standard business combination. Therefore, we have recorded assets and liabilities at book value.

The transaction’s equity structure involves the issuance of Series B preferred convertible stock valued at $2,538,000, which is reflected in the Company’s equity.

The post-acquisition consolidation process eliminates any existing intercompany transactions or balances between the Company and Target(s). Although the initial recognition does not adjust assets and liabilities to fair value, the Company evaluates intangible assets in Target’s financial statements on December 31, 2023.

NOTE 2 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

AML Purchase Price Allocation

AML’s Balance Sheet as of November 30, 2023 (Acquisition Date):

Description	Book Value, $
Assets:
Cash and cash equivalents (1)	3,215,638
Prepaid	5,277
Financial Assets through profit and less (2)	1,070,795
Related party guarantee (3)	1,340,432
Accrued income	1,545,557
Tax receivable (4)	175,538
Capitalized software, net	295,391
Fixed assets (5)	2,391
Total assets:	$7,651,019
Liabilities:
Accounts Payable (6)	173,060
Financial liability at fair value through profit and loss (7)	515,906

Client funds(8)	2,773,824
Deferred tax liabilities(9)	348,570
Total liabilities	$3,811,360
Net assets, (A)	3,839,660
Accumulated other comprehensive income (loss), (B)	53,605
Purchase Price, 833,621 Series B Preferred Stock valued at $1.41, (C)	1,175,406
Increase in APIC (A) – (B) – (C)	$2,610,648

APL Purchase Price Allocation

APL’s Balance Sheet as of November 30, 2023 (Acquisition Date):

Description	Book Value, $
Assets:
Cash and cash equivalents, including cash at liquidity provider (1)	28,562,337
Fixed assets (2)	157,520
Prepaid	405,702
Total assets:	$29,125,559
Liabilities:
Deferred Tax(9)	430,142
Current liabilities - Creditors (10)	874,636
Client funds (8)	26,239,126
Related party advances	2,500,619
Total liabilities	$30,044,523
Net assets (A)	(918,964)
Accumulated other comprehensive income (loss), (B)	(5,539)
Purchase Price, 966,379 Series B Preferred Stock valued at $1.41, (C)	1,362,594
Increase in APIC (A) – (B) – (C)	$(2,276,019)

(1)	We recognize cash and cash equivalents held by AML and APL, and deposits in bank accounts and liquidity providers that can be accessed on demand or within 90 days.

(2)	Financial assets at fair values for AML through profit and loss are derivative contracts in favor of AML. They are included in our other current assets in the consolidated balance sheet as of November 30, 2023. We determine financial assets at fair values by reference to market prices or rates quoted at the end of the reporting period. Observable market prices or rates support the valuation techniques since their variables include only data from observable markets. We categorize AML’s derivative financial instruments as level 2.

NOTE 2 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

(3)	Guarantee provided by Alchemy BVI as a parent to AML for any shortfall in the net capital.

(4)	Estimated overpaid tax to the Commissioner of Tax Revenue, Malta.

(5)	All property and equipment are initially recorded at historical cost and included in our fixed assets, net in the consolidated balance sheet as of November 30, 2023. Historical cost includes expenditures directly attributable to the Acquisition of the items. We calculate depreciation using the straight-line method to allocate their cost or revalued amounts to their residual values over their estimated useful lives.

(6)	Trade and other payables comprise obligations to pay for goods or services acquired from suppliers in the ordinary course of business. Accounts payable are classified as current liabilities if payment is due within one year or less (or in the normal operating cycle of the business if longer). If not, they are presented as non-current liabilities.

(7)	Financial liabilities at fair values for AML through profit and loss are derivative contracts against AML. They are included in our other current assets in the consolidated balance sheet as of November 30, 2023. We determine financial liabilities at fair values by reference to market prices or rates quoted at the end of the reporting period. Observable market prices or rates support the valuation techniques since their variables include only data from observable markets. We categorize AML’s derivative financial instruments as level 2.

(8)	Customer net trading deposits are funds placed with the Company by clients intended to trade FX, securities, or other investment activities.

(9)	We recognize deferred tax using the liability method on temporary differences between the tax bases of assets and liabilities and their carrying amounts in the financial statements. We include deferred tax liabilities in our consolidated balance sheet as of November 30, 2023. However, deferred tax liabilities are not recognized if they arise from the initial recognition of goodwill; deferred tax is not accounted for if it stems from the initial recognition of an asset or liability in a transaction other than a business combination that at the time of the transaction affects neither accounting nor taxable profit or loss. Deferred tax is determined using tax rates (and Malta laws) that have been enacted or substantially enacted by the end of the reporting period and are expected to apply when the related deferred tax asset is realized, or the deferred tax liability is settled.

(10)	Short-term borrowings are primarily composed of lines of credit and short-term loans from financial institutions.

NOTE 2 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

AIL Acquisition

The Company completed the Acquisition of 99.9% of the issued and outstanding shares of Alchemy International Ltd (“AIL”) on October 29, 2025 (“Acquisition Date”), from SYNC Capital Limited (“Seller”), a UK entity, through a cash payment of $2,000,000 (the “Consideration”). The remaining 0.1% of AIL’s shares were retained by a minority interest, resulting in a Non-Controlling Interest (“NCI”) of 0.1%.

The Seller, SYNC Capital Limited, is wholly owned by Mr. Gope S. Kundnani (“Kundnani”). Prior to the Acquisition, Kundnani held 99.9% of AIL’s 50,000 issued shares, comprising 35,000 shares through SYNC Capital Limited and 14,950 shares held personally. Kundnani is also a controlling shareholder of the Company, a related party. The Acquisition was subject to regulatory approval by the UK Financial Conduct Authority (“FCA”), which was received on October 29, 2025, constituting the effective Acquisition Date for accounting purposes.

The transaction was identified as a related-party transaction pursuant to Section 10.5 of the Share Purchase Agreement (“SPA”), and was reviewed and approved by an Audit Committee composed solely of independent, disinterested directors, with Kundnani and his affiliates recused, in compliance with SPA Section 10.6.

Under ASC 805-50-15-6, and consistent with the accounting treatment applied to the prior acquisitions of APL and AML, the Company has determined that the Acquisition of AIL constitutes a transaction between entities under common control. Both AIL (through SYNC Capital Limited) and the Company were, immediately before and after the transaction, controlled by the same individual — Kundnani — who holds more than 50% of the voting ownership interest of each entity, thereby satisfying the common control criteria established in EITF 02-5. ASC 805-20 (the acquisition method) does not apply.

Accordingly, the Company has accounted for the Acquisition under ASC 805-50-30-5. All assets and liabilities of AIL have been recognized at their historical carrying amounts as of the Acquisition Date (proxied at October 31, 2025, per the nearest available management accounts). No fair value adjustments have been made, no purchase price allocation has been performed, and no goodwill or bargain purchase gain has been recognized in the consolidated income statement.

The difference between the Consideration paid ($2,000,000) and the net book value of AIL attributable to the Company at the Acquisition Date represents a capital contribution by Kundnani to the Company. This amount has been credited to Additional Paid-In Capital (“APIC”) in the Company’s consolidated equity. The APIC credit is calculated as follows:

100% Net Book Value of AIL at October 31, 2025	$10,944,062
Less: Consideration paid (per SPA)	(2,000,000)
Less: Non-Controlling Interest (0.1% of Net Book Value)	(10,944)
APIC – Capital Contribution from Controlling Shareholder	$8,933,118

The Company has recognized NCI at $10,944, representing 0.1% of AIL’s net book value at the Acquisition Date. The post-acquisition consolidation process eliminates intercompany transactions and balances between the Company and AIL. Only results from the Acquisition Date (October 29, 2025) through December 31, 2025, are included in the Company’s consolidated income statement for the year ended December 31, 2025.

NOTE 2 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

The FSA SD136 regulatory license held by AIL has not been separately recognized as an intangible asset, as it was not previously recorded on AIL’s books, and ASC 805-50 does not require or permit the recognition of assets not already carried by the transferring entity.

AIL Purchase Price Allocation

AIL’s Balance Sheet as of October 31, 2025 (proxied Acquisition Date):

Description	Book Value, $
Assets:
Plant and Machinery, net (1)	1,005
Liquidity Provider Accounts, net (2)	10,815,560
C/A – Alchemy Capital Markets Ltd (3)	24,994,050
C/A – Alchemy Markets EU (4)	552,490
Net Intercompany Receivables (5)	1,589,085
Rebates Receivable	46,970
Payment Gateways (6)	599,510
Other Debtors, Prepayments, and Deposits	30,096
Cash at Banks	5,954,369
C/A – FXIFY	5,985
Total assets:	$44,589,120
Liabilities:
Trade Creditors	91,268
Client Money Liabilities – Retail (7)	618,443
Client Money Liabilities – TTCA (7)	12,432,686
C/A – Shareholders	50,000
C/A – Intercompany (payable)	240,645
C/A – Alchemy DMCC (8)	19,933,099
Other Payables, Rebates, Accruals, and Sundry	278,917
Total liabilities	$33,645,058
Net assets (A)	10,944,062
Non-Controlling Interest, 0.1% of Net Assets (B)	10,944
Consideration paid, $2,000,000 cash (C)	2,000,000
APIC – Capital Contribution (A) – (B) – (C)	$8,933,118

(1)	Plant and machinery are recorded at historical cost, net of accumulated depreciation, as carried on AIL’s books at the Acquisition Date. No fair value adjustment has been applied.

(2)	Liquidity provider accounts represent net balances held with third-party liquidity providers in connection with AIL’s FX and CFD trading operations.

(3)	Current account receivable from Alchemy Capital Markets Ltd (ACM), a related-party affiliate, reflecting intercompany trading and operational balances at book value.

(4)	Current account receivable from Alchemy Markets EU, a related-party affiliate, reflecting intercompany trading and operational balances at book value.

(5)	Net intercompany receivables represent amounts due from other entities within the consolidated group, recorded at carrying value and eliminated upon consolidation.

(6)	Balances held with payment gateway providers represent client deposits and settlement amounts in transit.

(7)	Client money liabilities represent net trading deposits placed with AIL by clients for FX, CFD, and other investment activities. Retail client funds and professional/TTCA client funds are presented separately in accordance with applicable regulatory requirements.

(8)	Current account payable to Alchemy DMCC, a related-party affiliate. This balance is included in the Company’s consolidated related-party disclosures. At December 31, 2025, this balance had increased to $25,512,642.

NOTE 2 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

Research and Development (R and D) Cost

Research and Development (R and D) Cost

The Company acknowledges that future benefits from research and development (R and D) are uncertain; therefore, we cannot capitalize on R and D expenditures. The GAAP accounting standards require us to expense all research and development expenditures as incurred. For the three and six months ended June 30, 2026, and 2025, the Company incurred R and D costs of $0 and $0. The R and D costs in the previous period were based on an evaluation of the technological feasibility costs of the Condor Investing and Trading App.

Research and Development (R and D) Cost

The Company acknowledges that future benefits from research and development (R and D) are uncertain and cannot capitalize on the R and D expenditure. The GAAP accounting standards require us to expend all research and development expenditures as incurred. For the fiscal year ended December 31, 2025, and 2024, the Company incurred $0 and $0, R and D costs. In the consolidated income statements, we have included the R and D costs in the General and Administrative expenses.

Legal Proceedings

Legal Proceedings

The Company discloses a loss contingency if there is at least a reasonable possibility that a material loss has been incurred. The Company records its best estimate of loss related to pending legal proceedings when the loss is probable, and the amount can be reasonably estimated. The Company can reasonably estimate a range of losses with no best estimate in the range; the Company records the minimum estimated liability. As additional information becomes available, the Company assesses the potential liability related to pending legal proceedings, revises its estimates, and updates its disclosures accordingly. The Company’s legal costs associated with defending itself are recorded as expenses when incurred.

For a description of the legal proceedings to which the Company and its subsidiaries are a party, see Note 8, Commitments and Contingencies — Pending Litigation.

Legal Proceedings

The Company discloses a loss contingency if there is at least a reasonable possibility that a material loss has been incurred. The Company records its best estimate of loss related to pending legal proceedings when the loss is probable, and the amount can be reasonably estimated. The Company can reasonably estimate a range of losses with no best estimate in the range; the Company records the minimum estimated liability. As additional information becomes available, the Company assesses the potential liability related to pending legal proceedings, revises its estimates, and updates its disclosures accordingly. The Company’s legal costs associated with defending itself are recorded as expenses when incurred.

The Company and its subsidiaries are involved in the following legal proceedings:

Asher Alkoby, et al. v. FDCTech

This action is pending in the London Circuit Commercial Court under Claim Number LM-2024-000330 as of December 9, 2024. The claimants are Asher Alkoby and other former shareholders of Alchemy Markets Ltd. (“AML”), a Malta-incorporated broker that FDCTech purchased in June 2023. Following completion of the acquisition, the Company discovered that in 2019, the target company had anti-money laundering deficiencies and was fined by the Financial Intelligence Analysis Unit.

An external audit also revealed that the previous shareholders had taken loans from the company that were never repaid, resulting in the net capital of the company being lower than disclosed during negotiations. Based on these findings, FDCTech withheld the final payment to the sellers.

The claimants are seeking approximately $1.02 million in amounts they allege are owing under the Share Sale Agreement, which they are seeking to rectify to make it legally enforceable. The Company has counterclaimed for a declaration that the Share Sale Agreement is ineffective and unenforceable and seeks repayment of $915,000 paid to the sellers. On October 17, 2025, the Court granted the claimants permission to amend their claim to include a third claimant. The Company has prepared an Amended Defense and Counterclaim through Counsel, which was served May 9, 2025. A Costs and Case Management Conference took place on November 17, 2025, at which directions will be given to the trial, which will take place in November 2026.

FDCTech, Inc. v. Intelligenceline.com, Fintelegram.com, et al.

This action is pending in the Superior Court of California, County of Orange. FDCTech alleges that the defendants, through their websites Intelligenceline.com, Fintelegram.com, and Criticalintel.com, published false and defamatory statements accusing the Company of fraud, illegal conduct, and regulatory violations. The Company claims these statements have caused significant reputational and financial harm, including lost business opportunities. FDCTech further alleges that the defendants engaged in an extortion scheme by demanding payment for the removal of defamatory content.

The complaint asserts claims for defamation per se, defamation per quod, trade libel, and false light, seeking damages and injunctive relief. The complaint was filed in 2025 but had not yet been served as of December 31, 2025. A hearing took place on December 15, 2025, at the Company’s motion. Following the hearing, the court instructed FDCTech to conduct an investigation as to the beneficial owner of Intelligenceline.com.

Alchemy Markets Ltd. v. Il-Korp għall-Analizi ta’ Informazzjoni Finanzjarja (Ref: 104/2023)

This appeal is pending before the Court of Appeal (Inferior Jurisdiction) in Malta. On September 23, 2023, the Financial Intelligence Analysis Unit (FIAU) imposed an administrative penalty of €419,997 and a follow-up directive on Alchemy Markets Ltd. (formerly NSFX Limited), a subsidiary of the Company, based on a compliance examination conducted between November 25, 2019, and December 5, 2019. The examination occurred approximately four years prior to the decision and under a different ownership and control of the subsidiary.

The Company filed this appeal on October 19, 2023, challenging the decision-making process that led to the imposition of the penalty as well as the law on which it was based, asserting that the penalty is arbitrary and excessive, and claiming that certain aspects of the decision are unfounded both by law and in fact. The Company seeks to overturn the administrative penalty and the follow-up directive imposed by FIAU. The case is in the evidentiary production stage pertaining to the Company as appellant. On October 24, 2025, a hearing was held for the Company to continue presenting evidence. The Court scheduled an additional hearing for the FIAU to cross-examine the Company’s witnesses for July 17, 2026, to be heard before Madam Justice Rachel Montebello, following which the matter will be adjourned for final legal submissions.

NOTE 2 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

Alchemy Markets Ltd. v. L-Avukat tal-Istat u Il-Korp għall-Analizi ta’ Informazzjoni Finanzjarja (Ref: 159/2024)

This constitutional challenge is pending before the First Hall Civil Court (Constitutional Jurisdiction) in Malta and relates to the same September 23, 2023, FIAU decision described above. The Company filed this application on April 2, 2024, challenging: (i) the composition of the FIAU and its enabling law; (ii) the decision-making processes which allegedly breach the Company’s fundamental human right to a fair hearing; and (iii) that given the penal nature of the penalty, in breach of the Constitution of Malta, the Company was not adjudged by an independent court. The Company requests the Constitutional Court to set aside the FIAU decision in its entirety.

A first procedural hearing took place on May 7, 2024, and the Company has brought its evidence in support of the claim. The First Hall Civil Court (Constitutional Jurisdiction) has, in various instances, pronounced that administrative penalties being imposed by the FIAU are more akin to a penal sanction and that, therefore, subject persons should be afforded the full rights afforded to an accused under criminal law and has consistently quashed FIAU decisions on this basis. While these judgments are, in most part, subject to further appeal before the Constitutional Court of Appeal and have, in two instances, been overturned by the Constitutional Court of Appeal, the Company considers that the principles underpinning such previous judgments are applicable to the Company. The case remains pending as of January 21, 2026; the next hearing in the matter is set for January 28, 2026.

The Company believes it has meritorious defenses and counterclaims in the above matters and intends to defend them vigorously. However, litigation is inherently uncertain, and the Company cannot predict the outcome of these proceedings with certainty.

Impairment of Long-Lived Assets

Impairment of Long-Lived Assets

The Company reviews long-lived assets for impairment in accordance with FASB ASC 360, Property, Plant, and Equipment. Under the standard, long-lived assets are tested for recoverability whenever events or changes in circumstances indicate that their carrying amounts may not be recoverable. An impairment charge is recognized when the asset’s carrying value exceeds the fair value. There were no impairment charges as of June 30, 2026, and December 31, 2025.

Impairment of Long-Lived Assets

The Company reviews long-lived assets for impairment following FASB ASC 360, Property, Plant, and Equipment. We test long-lived assets for recoverability whenever events or changes in circumstances indicate that the carrying amounts may not be recoverable. An impairment charge is recognized when the asset’s carrying value exceeds the fair value. There are no impairment charges for the fiscal years ended December 31, 2025, and 2024.

Provision for Income Taxes

Provision for Income Taxes

The provision for income taxes is determined using the asset and liability method. This method calculates deferred tax assets and liabilities based on the temporary differences between the consolidated financial statement and income tax bases of assets and liabilities using the enacted tax rates applicable each year.

NOTE 2 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

The Company utilizes a two-step approach to recognizing and measuring uncertain tax positions (“tax contingencies”). The first step is to evaluate the tax position for recognition by determining if the weight of available evidence indicates it is more likely than not that the position will be sustained on audit, including resolution of related appeals or litigation processes. The second step is to measure the tax benefit as the largest amount, exceeding 50%, that is likely to be realized upon ultimate settlement. The Company considers various factors when evaluating and estimating its tax positions and benefits, which necessitate periodic adjustments that may not accurately predict actual outcomes. The Company includes interest and penalties related to tax contingencies in the provision for income taxes in the consolidated statements of its operations. The Company’s management does not expect the total amount of unrecognized tax benefits to change significantly in the next twelve (12) months. See Note 14 for more details.

Provision for Income Taxes

The provision for income taxes is determined using the asset and liability method. Under this method, deferred tax assets and liabilities are based on the temporary differences between the consolidated financial statement and income tax bases of assets and liabilities using the enacted tax rates applicable yearly.

The Company utilizes a two-step approach to recognizing and measuring uncertain tax positions (“tax contingencies”). The first step is to evaluate the tax position for recognition by determining if the weight of available evidence indicates it is more likely than not that the position will be sustained on audit, including resolution of related appeals or litigation processes. The second step is to measure the tax benefit as the largest amount, more than 50%, is likely to be realized upon ultimate settlement. The Company considers many factors when evaluating and estimating its tax positions and benefits, requiring periodic adjustments, which may not accurately forecast actual outcomes. The Company includes interest and penalties for tax contingencies in providing income taxes in the operations’ consolidated statements. The Company’s management does not expect the total amount of unrecognized tax benefits to change significantly in the next twelve (12) months.

Software Development Costs

Software Development Costs

In accordance with ASC 985-20, Costs of Software to Be Sold, Leased, or Marketed, software development costs, including expenses incurred to develop software that is sold, leased, or otherwise marketed, are capitalized after the establishment of technological feasibility, to the extent such costs are significant. The Company amortizes capitalized software development costs using the straight-line method over the estimated useful life of the application software. Costs incurred prior to the establishment of technological feasibility are expensed as research and development costs in the period incurred.

The Company established the technological feasibility of the Condor FX Back Office, the Condor Pro Multi-Asset Trading Platform Version, and the Condor Pricing Engine by the end of February 2016. The Company established the technological feasibility of the Digital Assets Web Trader Platform in February 2018 and of the Condor Investing and Trading App in January 2021. The Company estimates the useful life of each application software to be three (3) years.

The Company is continuing to develop the Condor Investing and Trading App and is currently capitalizing the costs associated with such development in accordance with the Company’s software development cost policy. Research and development costs incurred during the period ended September 30, 2022, were incurred in connection with evaluating the technological feasibility of the Robo Advice Platform, and research and development costs incurred during the period ended December 31, 2022, were incurred in connection with evaluating the technological feasibility of the Condor Investing and Trading App. There were no research and development costs incurred during the three and six months ended June 30, 2026, or 2025.

The Company also capitalizes major costs incurred during the application development stage for internal-use software in accordance with ASC 350-40, Internal-Use Software. Costs incurred during the preliminary project stage and post-implementation stage are expensed as incurred.

As of June 30, 2026, and December 31, 2025, capitalized software, net of accumulated amortization, was $1,879,461 and $1,480,246, respectively.

Software Development Costs

The Company accounts for software development costs in accordance with ASC 985-20 and ASC 350-40. Costs incurred after the establishment of technological feasibility, or during the application development stage for internal-use software, are capitalized and amortized on a straight-line basis over the estimated useful life of three (3) years. Costs incurred prior to establishing technological feasibility are expensed as incurred.

NOTE 2 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

Property and Equipment, Net; Depreciation

Property and Equipment, Net; Depreciation

Property and equipment are stated at cost, less accumulated depreciation. Depreciation is computed using the straight-line method over the estimated useful lives of the related assets, which range from three to five years for computer equipment, furniture, and office equipment. Leasehold improvements, if any, are amortized over the shorter of the estimated useful life of the asset or the remaining lease term. Expenditures for repairs and maintenance that do not extend the useful life of the related asset are charged to expense as incurred, while expenditures that materially extend the useful life or improve the functionality of an asset are capitalized. Upon retirement or disposal, the cost and related accumulated depreciation are removed from the accounts, and any resulting gain or loss is recognized in the consolidated statements of operations.

As of June 30, 2026, and December 31, 2025, property and equipment, net of accumulated depreciation, were $180,424 and $199,058, respectively. Depreciation expense was $45,695 and $43,276 for the three months ended June 30, 2026, and 2025, respectively, and $92,338 and $82,108 for the six months ended June 30, 2026, and 2025, respectively, and is included in operating expenses in the consolidated statements of operations.

Convertible Instruments

Convertible Debentures

The cash conversion guidance in ASC 470-20, Debt with Conversion and Other Options, is considered when evaluating the accounting for convertible debt instruments, including certain convertible preferred stock classified as a liability, to determine whether the conversion feature should be recognized as a separate component of equity. The cash conversion guidance applies to all convertible debt instruments that, upon conversion, may be settled entirely or partially in cash or other assets where the conversion option is not bifurcated and separately accounted for pursuant to ASC 815.

If the conversion features of conventional convertible debt provide a conversion rate below market value, this feature is characterized as a beneficial conversion feature (“BCF”). The Company records BCF as a debt discount in accordance with ASC Topic 470-20, Debt with Conversion and Other Options. In such circumstances, the convertible debt is recorded net of the discount related to the Black-Scholes formula. The Company amortizes the discount to interest expense over the life of the debt using the effective interest method.

NOTE 2 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

Convertible Instruments

The Company accounts for convertible instruments in accordance with ASC 470-20, Debt with Conversion and Other Options, as amended by ASU 2020-06, Debt — Debt with Conversion and Other Options (Subtopic 470-20) and Derivatives and Hedging — Contracts in Entity’s Own Equity (Subtopic 815-40). Under ASU 2020-06, the cash conversion model and the beneficial conversion feature model have been eliminated for convertible instruments. Accordingly, convertible instruments are accounted for as a single unit unless a conversion feature meets the conditions for bifurcation as a derivative under ASC 815.

Convertible preferred stock is evaluated at issuance to determine whether it should be classified as equity or as a liability in accordance with ASC 480, Distinguishing Liabilities from Equity. Instruments that are mandatorily redeemable or that embody an unconditional obligation to transfer assets are classified as liabilities; all others are classified as equity.

The Company’s Series B preferred convertible stock is classified as equity. No convertible debt instruments were outstanding as of December 31, 2025, and 2024. There were no amortization charges related to debt discounts or beneficial conversion features for the fiscal years ended December 31, 2025, and 2024.

Foreign Currency Translation and Re-measurement

Foreign Currency Translation and Re-measurement

The Company translates its foreign operations into US dollars in accordance with ASC 830, “Foreign Currency Matters.” Gains or losses resulting from translating the foreign currency financial statements are accumulated as a separate component of accumulated other comprehensive income (“AOCI”) in the Company’s stockholders’ equity and noncontrolling interests. Transaction gains and losses resulting from exchange rate changes on transactions denominated in currencies other than the functional currency of the applicable subsidiary are included in the Consolidated Statements of Income, within “Other (income) expense, net”, in the year in which the change occurs.

The functional currency of ADS is the Australian Dollar (AUD), the functional currency of AML and ATECH is the Euro (EUR), and the functional currency of APL is the British Pound (GBP). The Company’s remaining subsidiaries are U.S. dollar functional and accordingly give rise to no translation adjustment. We have translated AUD, EUR, and GBP into US$1.00 at the following exchange rates for the respective dates:

The exchange rate at the reporting end date:

	June 30, 2026	December 31, 2025
USD: AUD	$1.4459	1.4888
USD: EUR	$0.8484	0.8523
USD: GBP	$0.7543	0.7436

Average exchange rate for the period:

	Six Months Ended June 30, 2026	Six Months Ended June 30, 2025
USD: AUD	$1.4241	1.5605
USD: EUR	$0.8675	0.8814
USD: GBP	$0.7437	0.7489

ADS’ functional currency is AUD, and the reporting currency is the US dollar. AML’s functional currency is the EUR, and its reporting currency is the US dollar. APL’s functional currency is GBP, and its reporting currency is US dollars.

The Company translates its records into USD as follows:

●	Assets and liabilities at the rate of exchange in effect at the balance sheet date
●	Equities at the historical rate
●	Revenue and expense items at the average rate of exchange prevailing during the period

NOTE 2 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

Foreign Currency Translation and Re-measurement

The Company translates its foreign operations to US dollars following ASC 830, “Foreign Currency Matters.” Gains or losses resulting from translating the foreign currency financial statements are accumulated as a separate component of accumulated other comprehensive income (“AOCI”) in the Company’s stockholders’ equity and noncontrolling interests. Transaction gains and losses resulting from exchange rate changes on transactions denominated in currencies other than the functional currency of the applicable subsidiary are included in the Consolidated Statements of Income, within “Other (income) expense, net”, in the year in which the change occurs.

We have translated the local currency of ADS, AML, and APL in the Australian Dollar (AUD), Euro Dollar (EUR), and British Pound (GBP), respectively, into US$1.00 at the following exchange rates for the respective dates:

The exchange rate at the reporting end date:

	December 31, 2025	December 31, 2024
USD: AUD	$1.4993	1.6168
USD: EUR	$0.8523	0.9662
USD: GBP	$0.7436	0.7990

Average exchange rate for the period:

	Q1 2025	Q2 2025	Q3 2025	Q4 2025
USD: AUD	$1.5939	1.5605	1.5282	1.5040
USD: EUR	$0.9507	0.8814	0.8553	0.8590
USD: GBP	$0.7944	0.7489	0.7417	0.7519

ADS’ functional currency is AUD, and the reporting currency is the US dollar. AML’s functional currency is the EUR, and its reporting currency is the US dollar. APL’s functional currency is GBP, and its reporting currency is US dollars.

The Company translates its records into USD as follows:

●	Assets and liabilities at the rate of exchange in effect at the balance sheet date
●	Equities at the historical rate
●	Revenue and expense items at the average rate of exchange prevailing during the period

NOTE 2 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

Fair Value

Fair Value

The Company uses current market values to recognize certain assets and liabilities at a fair value. The fair value is the estimated price at which the Company can sell the asset or settle a liability in an orderly transaction to a third party under current market conditions. The Company uses the following methods and valuation techniques for deriving fair values:

Market Approach – The market approach uses the prices associated with actual market transactions for similar or identical assets and liabilities to derive a fair value.

Income Approach – The income approach utilizes estimated future cash flows or earnings, adjusted by a discount rate that reflects the time value of money and the risk of not achieving the cash flows, to derive a discounted present value.

Cost Approach – The cost approach uses the estimated cost to replace an asset, adjusted for the obsolescence of the existing asset.

The Company ranks the fair value hierarchy of information sources from Level 1 (the best) to Level 3 (the worst). The Company uses these three levels to select inputs for valuation techniques:

Level 1	Level 2	Level 3
Level 1 is a quoted price for an identical item in an active market on the measurement date. Level 1 is the most reliable evidence of fair value and is used whenever this information is available.	Level 2 is directly or indirectly observable inputs other than quoted prices. An example of a Level 2 input is a valuation multiple for a business unit, based on the sales, EBITDA, or net income of comparable companies.	Level 3 is an unobservable input. It may include the company’s data, adjusted for other reasonably available information. Examples of a Level 3 input are an internally generated financial forecast.

Fair Value

The Company uses current market values to recognize certain assets and liabilities at a fair value. The fair value is the estimated price at which the Company can sell the asset or settle a liability in an orderly transaction to a third party under current market conditions. The Company uses the following methods and valuation techniques for deriving fair values:

Market Approach – The market approach uses the prices associated with actual market transactions for similar or identical assets and liabilities to derive a fair value.

Income Approach – The income approach uses estimated future cash flows or earnings, adjusted by a discount rate representing the time value of money and the risk of cash flows not being achieved, to derive a discounted present value.

Cost Approach – The cost approach uses the estimated cost to replace an asset adjusted for the obsolescence of the existing asset.

The Company ranks the fair value hierarchy of information sources from Level 1 (best) to Level 3 (worst). The Company uses these three levels to select inputs to valuation techniques:

Level I	Level 2	Level 3
Level 1 is a quoted price for an identical item in an active market on the measurement date. Level 1 is the most reliable evidence of fair value and is used whenever this information is available.	Level 2 is directly or indirectly observable inputs other than quoted prices. An example of a Level 2 input is a valuation multiple for a business unit based on comparable companies’ sales, EBITDA, or net income.	Level 3 is an unobservable input. It may include the company’s data, adjusted for other reasonably available information. Examples of a Level 3 input are an internally-generated financial forecast.

Basic and Diluted Loss per Share

Basic and Diluted Income (Loss) per Share

The Company computes earnings per share in accordance with ASC 260, Earnings Per Share. Basic earnings per share (“EPS”) is computed by dividing net income (loss) attributable to the Company’s common stockholders by the weighted average number of shares of common stock outstanding during the period. Diluted earnings per share is computed by dividing net income (loss) attributable to the Company’s common stockholders by the weighted average number of shares of common stock and dilutive common stock equivalents outstanding during the period. Common stock equivalents are excluded from the computation of diluted earnings per share when their effect would be antidilutive.

For the three and six months ended June 30, 2026 and 2025, the weighted average number of shares of common stock outstanding, used to compute basic earnings per share, was 4,230,868 for each period presented. See Note 13 — Earnings Per Share for the computation of, and the reconciliation of the numerators and denominators used in, basic and diluted earnings per share for the periods presented.

Basic and Diluted Loss per Share

The Company follows ASC 260, Earnings Per Share, to account for earnings per share. Basic earnings per share (“EPS”) calculations are determined by dividing net loss by the weighted average number of shares of common stock outstanding during the year. Diluted earnings per share calculations are determined by dividing net loss by the weighted average number of common shares and dilutive common share equivalents outstanding. At December 31, 2025, and 2024, the Company had 423,084,729 and 390,377,880 weighted average basic and dilutive shares issued and outstanding, respectively.

During the period ended December 31, 2025, and 2024, common stock equivalents were dilutive due to net income. Hence, they are not considered in the computation.

Reclassifications

Reclassifications

We have reclassified certain amounts from the prior period to conform to the current year’s presentation. None of these classifications impacted reported operating or net loss for any presented period.

NOTE 2 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

Reclassifications

Certain prior period amounts were reclassified to conform to the current year’s presentation. None of these classifications impacted reported operating or net loss for any presented period.

Recent Accounting Pronouncements

Recent Accounting Pronouncements

The Company evaluates all Accounting Standards Updates (“ASUs”) issued by the Financial Accounting Standards Board (“FASB”) for applicability and impact on its consolidated financial statements. Because the Company ceased to qualify as an emerging growth company effective December 31, 2022, the Company applies the effective dates applicable to public business entities. The Company’s accounting policy for revenue recognition under ASC 606, Revenue from Contracts with Customers, which the Company adopted effective January 1, 2019 using the modified retrospective method, is described under Revenue from Major Contracts with Customers above.

Recent Accounting Pronouncements

In December 2023, the FASB issued ASU 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures, which requires enhanced disclosures about a reporting entity’s effective tax rate and its income taxes paid (refunded). ASU 2023-09 is effective for public business entities for annual periods beginning after December 15, 2024. The Company adopted ASU 2023-09 effective January 1, 2025, on a prospective basis. The adoption expanded the Company’s income tax disclosures as reflected in Note 13, Income Taxes, and did not affect the Company’s consolidated financial position, results of operations, or cash flows.

In March 2024, the FASB issued ASU 2024-01, Compensation—Stock Compensation (Topic 718): Scope Application of Profits Interest and Similar Awards, to guide how entities should determine the appropriate accounting treatment for the issuance of profits interest units and similar types of awards. The ASU is effective for public business entities for interim and annual periods for fiscal years beginning after December 15, 2024. The Company adopted ASU 2024-01 effective January 1, 2025. The adoption did not have a material impact on the Company’s consolidated financial statements because the Company has not issued profits interest or similar awards.

In March 2024, the FASB issued ASU 2024-02, Codification Improvements—Amendments to Remove References to the Concept Statements, which removes various references to the FASB’s Concepts Statements from the Codification. The amendments are effective for public business entities for fiscal years beginning after December 15, 2024. The Company adopted ASU 2024-02 effective January 1, 2025, and the adoption did not have a material impact on the Company’s consolidated financial statements.

In December 2023, the FASB issued ASU 2023-08, Intangibles—Goodwill and Other—Crypto Assets (Subtopic 350-60): Accounting for and Disclosure of Crypto Assets, which is effective for all entities for fiscal years beginning after December 15, 2024, including interim periods within those fiscal years. The Company adopted ASU 2023-08 effective January 1, 2025. The adoption did not have a material impact on the Company’s consolidated financial statements because the Company does not hold crypto assets within the scope of the ASU.

In March 2025, the FASB issued ASU 2025-02, Liabilities (Topic 405): Amendments to SEC Paragraphs Pursuant to SEC Staff Accounting Bulletin No. 122, which removed Codification references related to SAB 121 following its rescission by SAB 122. The amendments were effective upon issuance on a fully retrospective basis to annual periods beginning after December 15, 2024. The Company adopted ASU 2025-02 during 2025, and the adoption did not have a material impact on the Company’s consolidated financial statements because the Company does not safeguard crypto assets for platform users.

NOTE 2 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

Recently Issued Accounting Pronouncements Not Yet Adopted

In November 2024, the FASB issued ASU 2024-03, Income Statement—Reporting Comprehensive Income—Expense Disaggregation Disclosures (Subtopic 220-40): Disaggregation of Income Statement Expenses, which requires public business entities to disclose, in tabular format, disaggregated information about specified categories of expenses, along with a qualitative reconciliation to the captions on the face of the financial statements. In January 2025, the FASB issued ASU 2025-01, which clarified that ASU 2024-03 is effective for public business entities for annual reporting periods beginning after December 15, 2026, and interim reporting periods beginning after December 15, 2027. Early adoption is permitted. The Company is evaluating the effect that ASU 2024-03, as clarified by ASU 2025-01, will have on its disclosures and does not expect the ASU to affect its consolidated financial position, results of operations, or cash flows.

In November 2024, the FASB issued ASU 2024-04, Debt—Debt with Conversion and Other Options (Subtopic 470-20): Induced Conversions of Convertible Debt Instruments, which clarifies the requirements for determining whether certain settlements of convertible debt instruments should be accounted for as an induced conversion. The ASU is effective for all entities for annual reporting periods beginning after December 15, 2025, and interim reporting periods within those annual reporting periods. The Company is evaluating the impact of ASU 2024-04 and does not expect the adoption to have a material impact on its consolidated financial statements.

In May 2025, the FASB issued ASU 2025-03, Business Combinations (Topic 805) and Consolidation (Topic 810): Determining the Accounting Acquirer in the Acquisition of a Variable Interest Entity, which is effective for fiscal years beginning after December 15, 2026, including interim periods within those fiscal years. Early adoption is permitted. The Company is evaluating the impact of ASU 2025-03 on its consolidated financial statements.

In July 2025, the FASB issued ASU 2025-04, Compensation—Stock Compensation (Topic 718) and Revenue from Contracts with Customers (Topic 606): Clarifications to Share-Based Consideration Payable to a Customer, which is effective for fiscal years beginning after December 15, 2026, including interim periods within those fiscal years. Early adoption is permitted. The Company does not currently have share-based consideration payable to customers within the scope of the ASU and does not expect adoption to have a material impact on its consolidated financial statements.

In September 2025, the FASB issued ASU 2025-06, Intangibles—Goodwill and Other—Internal-Use Software (Subtopic 350-40): Targeted Improvements to the Accounting for Internal-Use Software, which modernizes the recognition guidance for internal-use software costs by removing references to project-stage concepts and providing updated capitalization guidance. The Company is evaluating the impact of ASU 2025-06 on its capitalization policies for internally developed software and related disclosures.

In December 2025, the FASB issued ASU 2025-11, Interim Reporting (Topic 270): Narrow-Scope Improvements, which improves the navigability of ASC 270 and clarifies when it applies. Early adoption is permitted, and the ASU permits retrospective or prospective transition. The Company is evaluating the impact of ASU 2025-11 on its interim disclosures.

In December 2025, the FASB issued ASU 2025-12, Codification Improvements, which includes 33 targeted improvements to U.S. GAAP across multiple topics, including clarifications to diluted earnings per share calculations when a loss from continuing operations exists. The Company is evaluating the impact of ASU 2025-12 on its consolidated financial statements and disclosures.

Other accounting pronouncements issued but not yet effective are not expected to have a material impact on the Company’s consolidated financial position, results of operations, or cash flows.

Recently Adopted Accounting Pronouncements

Recently Adopted Accounting Pronouncements

In November 2023, the FASB issued ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures, which requires public entities to disclose significant segment expenses regularly provided to the chief operating decision maker, an amount and description of other segment items, and additional segment information. The Company adopted ASU 2023-07 effective January 1, 2024, on a retrospective basis. The adoption did not have a material impact on the Company’s consolidated financial statements but expanded the Company’s segment disclosures.

In December 2023, the FASB issued ASU 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures, which requires enhanced disclosures about a reporting entity’s effective tax rate and its income taxes paid (refunded). ASU 2023-09 is effective for public business entities for annual periods beginning after December 15, 2024. The Company adopted ASU 2023-09 effective January 1, 2025, on a prospective basis. The adoption expanded the Company’s annual income tax disclosures and did not affect the Company’s consolidated financial position, results of operations, or cash flows.

In December 2023, the FASB issued ASU 2023-08, Intangibles—Goodwill and Other—Crypto Assets (Subtopic 350-60): Accounting for and Disclosure of Crypto Assets, which is effective for all entities for fiscal years beginning after December 15, 2024, including interim periods within those fiscal years. The Company adopted ASU 2023-08 effective January 1, 2025. The adoption did not have a material impact on the Company’s consolidated financial statements because the Company does not hold crypto assets within the scope of the ASU.

In March 2024, the FASB issued ASU 2024-01, Compensation—Stock Compensation (Topic 718): Scope Application of Profits Interest and Similar Awards, which provides guidance on determining the appropriate accounting treatment for the issuance of profits interest units and similar awards. The ASU is effective for public business entities for interim and annual periods for fiscal years beginning after December 15, 2024. The Company adopted ASU 2024-01 effective January 1, 2025. The adoption did not have a material impact on the Company’s consolidated financial statements because the Company has not issued profits interest or similar awards.

In March 2024, the FASB issued ASU 2024-02, Codification Improvements—Amendments to Remove References to the Concepts Statements, which removes various references to the FASB’s Concepts Statements from the Codification. The amendments are effective for public business entities for fiscal years beginning after December 15, 2024. The Company adopted ASU 2024-02 effective January 1, 2025, and the adoption did not have a material impact on the Company’s consolidated financial statements.

In March 2025, the FASB issued ASU 2025-02, Liabilities (Topic 405): Amendments to SEC Paragraphs Pursuant to SEC Staff Accounting Bulletin No. 122, which removed Codification references related to SAB 121 following its rescission by SAB 122. The amendments were effective upon issuance on a fully retrospective basis to annual periods beginning after December 15, 2024. The Company adopted ASU 2025-02 during 2025, and the adoption did not have a material impact on the Company’s consolidated financial statements because the Company does not safeguard crypto assets for platform users.

In November 2024, the FASB issued ASU 2024-04, Debt—Debt with Conversion and Other Options (Subtopic 470-20): Induced Conversions of Convertible Debt Instruments, which clarifies the requirements for determining whether certain settlements of convertible debt instruments should be accounted for as an induced conversion. The ASU is effective for all entities for annual reporting periods beginning after December 15, 2025, and interim reporting periods within those annual reporting periods. The Company adopted ASU 2024-04 effective January 1, 2026. The adoption did not have a material impact on the Company’s consolidated financial statements because the Company had no induced conversions of convertible debt instruments during the periods presented.

Recently Issued Accounting Pronouncements Not Yet Adopted

Recently Issued Accounting Pronouncements Not Yet Adopted

In November 2024, the FASB issued ASU 2024-03, Income Statement—Reporting Comprehensive Income—Expense Disaggregation Disclosures (Subtopic 220-40): Disaggregation of Income Statement Expenses, which requires public business entities to disclose, in tabular format, disaggregated information about specified categories of expenses, along with a qualitative reconciliation to the captions on the face of the financial statements. In January 2025, the FASB issued ASU 2025-01, which clarified that ASU 2024-03 is effective for public business entities for annual reporting periods beginning after December 15, 2026, and interim reporting periods beginning after December 15, 2027. Early adoption is permitted. The Company is evaluating the effect that ASU 2024-03, as clarified by ASU 2025-01, will have on its disclosures and does not expect the ASU to affect its consolidated financial position, results of operations, or cash flows.

NOTE 2 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

In May 2025, the FASB issued ASU 2025-03, Business Combinations (Topic 805) and Consolidation (Topic 810): Determining the Accounting Acquirer in the Acquisition of a Variable Interest Entity, which is effective for fiscal years beginning after December 15, 2026, including interim periods within those fiscal years. Early adoption is permitted. The Company is evaluating the impact of ASU 2025-03 on its consolidated financial statements.

In July 2025, the FASB issued ASU 2025-04, Compensation—Stock Compensation (Topic 718) and Revenue from Contracts with Customers (Topic 606): Clarifications to Share-Based Consideration Payable to a Customer, which is effective for fiscal years beginning after December 15, 2026, including interim periods within those fiscal years. Early adoption is permitted. The Company does not currently have share-based consideration payable to customers within the scope of the ASU and does not expect adoption to have a material impact on its consolidated financial statements.

In September 2025, the FASB issued ASU 2025-06, Intangibles—Goodwill and Other—Internal-Use Software (Subtopic 350-40): Targeted Improvements to the Accounting for Internal-Use Software, which modernizes the recognition guidance for internal-use software costs by removing references to project-stage concepts and providing updated capitalization guidance. The Company is evaluating the impact of ASU 2025-06 on its capitalization policies for internally developed software and related disclosures.

In December 2025, the FASB issued ASU 2025-11, Interim Reporting (Topic 270): Narrow-Scope Improvements, which improves the navigability of ASC 270 and clarifies when it applies. Early adoption is permitted, and the ASU permits retrospective or prospective transition. The Company is evaluating the impact of ASU 2025-11 on its interim disclosures.

In December 2025, the FASB issued ASU 2025-12, Codification Improvements, which includes 33 targeted improvements to U.S. GAAP across multiple topics, including clarifications to diluted earnings per share calculations when a loss from continuing operations exists. The Company is evaluating the impact of ASU 2025-12 on its consolidated financial statements and disclosures.

Common-Control Transactions and Statement of Cash Flows Classification

Common-Control Transactions and Statement of Cash Flows Classification

The Company accounts for business combinations between entities under common control in accordance with ASC 805-50, recognizing the assets and liabilities of the acquired entity at their carrying amounts as of the transaction date, with any difference between the consideration transferred and the carrying value of net assets received recognized as an adjustment to additional paid-in capital. For purposes of the consolidated statements of cash flows, cash consideration paid in common-control acquisitions of businesses is classified as an investing activity, consistent with ASC 230-10-45-13(c), which characterizes payments to acquire equity instruments of, or interests in, other entities as investing activities. The Company applies this classification consistently to all common-control business acquisitions across the periods presented.